UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10253

        Nuveen New York Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            09/30

Date of reporting period:          12/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen New York Dividend Advantage Municipal Fund 2 (NXK)
December 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 6.3% (4.3% of Total Investments)

$525	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%,	6/11 at 101.00	BBB	$ 512,516
	6/01/25

500	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.750%,	6/13 at 100.00	BBB	483,680
	6/01/33

265	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	252,529
	Bonds, Series 2001A, 5.200%, 6/01/25

5,000	TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/27	7/09 at 101.00	BBB	5,074,450

	Education and Civic Organizations - 15.2% (10.5% of Total Investments)

2,750	Albany Industrial Development Agency, New York, Revenue Bonds, St. Rose College, Series 2001A,	7/11 at 101.00	Aaa	2,922,425
	5.375%, 7/01/31 - AMBAC Insured

1,975	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing	8/11 at 102.00	AAA	2,095,159
	Corporation, University of Buffalo Village Green Project, Series 2001A, 5.250%, 8/01/31 - AMBAC
	Insured

2,190	Monroe County Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. John	6/11 at 102.00	AA	2,312,574
	Fisher College, Series 2001, 5.250%, 6/01/26 - RAAI Insured

245	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. Francis	10/14 at 100.00	A-	247,982
	College, Series 2004, 5.000%, 10/01/34

1,100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	2/11 at 100.00	A-	1,138,401
	Greater New York, Series 2002, 5.250%, 8/01/21

1,000	New York State Dormitory Authority, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AAA	1,107,170
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

2,000	New York State Dormitory Authority, Insured Revenue Bonds, New York Medical College,	7/08 at 101.00	AAA	2,135,860
	Series 1998, 5.000%, 7/01/21 - MBIA Insured

1,265	New York State Dormitory Authority, Third General Resolution Consolidated Revenue Bonds,	7/08 at 102.00	AAA	1,349,641
	City University System, Series 1998-1, 5.250%, 7/01/25 - FGIC Insured

1,000	New York State Dormitory Authority, Revenue Bonds, Canisius College, Series 2000,	7/11 at 101.00	AAA	1,061,010
	5.250%, 7/01/30 - MBIA Insured

900	Utica Industrial Development Agency, New York, Revenue Bonds, Utica College, Series 2004A, 6.875%,	6/09 at 101.00	N/R	955,656
	12/01/34

	Healthcare - 16.1% (11.1% of Total Investments)

760	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, North Shore Health	No Opt. Call	A3	840,689
	System Obligated Group, Series 2001B, 5.875%, 11/01/11

850	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/09 at 101.00	A3	885,301
	1999A, 5.250%, 2/15/17

500	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	AAA	537,750
	2003A, 5.250%, 2/15/22 - AMBAC Insured

500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island	7/12 at 101.00	Ba3	481,960
	University Hospital, Series 2002C, 6.450%, 7/01/32

500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island	7/12 at 100.00	Ba3	477,595
	University Hospital, Series 2001B, 6.375%, 7/01/31

220	New York State Dormitory Authority, Revenue Bonds, Nyack Hospital, Series 1996, 6.000%,	7/06 at 102.00	Ba3	222,578
	7/01/06

1,500	New York State Dormitory Authority, FHA-Insured Mortgage Revenue Refunding Bonds, United	2/08 at 102.00	AAA	1,608,435
	Health Services, Series 1997, 5.375%, 8/01/27 - AMBAC Insured

500	New York State Dormitory Authority, Insured Revenue Bonds, Franciscan Health Partnership	7/07 at 102.00	AA	540,880
	Obligated Group - Frances Shervier Home and Hospital, Series 1997, 5.500%, 7/01/17 - RAAI Insured

1,245	New York State Dormitory Authority, Revenue Bonds, New York and Presbyterian Hospital,	8/14 at 100.00	AAA	1,389,619
	Series 2004A, 5.250%, 8/15/15 - FSA Insured

500	New York State Dormitory Authority, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	518,190
	Hospital Association, Series 2003A, 5.500%, 7/01/32

3,000	New York State Dormitory Authority, FHA-Insured Mortgage Hospital Revenue Bonds,	8/09 at 101.00	AAA	3,149,250
	Montefiore Medical Center, Series 1999, 5.500%, 8/01/38 - AMBAC Insured

2,505	New York State Dormitory Authority, FHA-Insured Mortgage Revenue Bonds, New York Hospital	8/09 at 101.00	AAA	2,780,675
	Medical Center of Queens, Series 1999, 5.550%, 8/15/29 - AMBAC Insured

500	New York State Dormitory Authority, Revenue Bonds, Lenox Hill Hospital Obligated Group,	7/11 at 101.00	Baa2	515,005
	Series 2001, 5.500%, 7/01/30

1,250	New York State Dormitory Authority, Revenue Bonds, Mount Sinai NYU Health Obligated	2/05 at 100.00	BBB-	1,251,287
	Group, Series 2002C, 6.000%, 7/01/26

	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Huntington Hospital, Series
	2002C:
425	6.000%, 11/01/22	11/12 at 100.00	Baa1	454,933
610	5.875%, 11/01/32	11/12 at 100.00	Baa1	636,443

	Housing/Multifamily - 5.5% (3.8% of Total Investments)

3,640	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series	5/11 at 101.00	AA	3,855,306
	2001B, 5.250%, 11/01/16

1,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series	11/11 at 100.00	AA	1,022,090
	2001C-2, 5.400%, 11/01/33 (Alternative Minimum Tax)

	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series
	2002A:
455	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	474,119
225	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	231,471

	Housing/Single Family - 1.9% (1.3% of Total Investments)

1,795	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30	10/09 at 100.00	Aa1	1,883,350
	(Alternative Minimum Tax)

	Long-Term Care - 2.8% (1.9% of Total Investments)

525	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs	7/11 at 101.00	N/R	549,722
	Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16

2,150	New York State Dormitory Authority, Insured Revenue Bonds, Rehabilitation Association	7/11 at 102.00	AAA	2,263,241
	Pooled Loan Program 1, Series 2001A, 5.000%, 7/01/23 - AMBAC Insured

	Tax Obligation/General - 13.2% (9.1% of Total Investments)

1,775	Bath Central School District, Steuben County, New York, General Obligation Bonds, Series 2002,	6/12 at 100.00	AAA	1,772,231
	4.000%, 6/15/18 - FGIC Insured

5,000	Nassau County, New York, General Obligation Improvement Bonds, Series 1999B, 5.250%, 6/01/22 -	6/09 at 102.00	AAA	5,534,500
	AMBAC Insured

4,000	New York City, New York, General Obligation Bonds, Fiscal Series 1998H, 5.375%, 8/01/27 - MBIA	8/08 at 101.00	AAA	4,291,320
	Insured

825	New York City, New York, General Obligation Bonds, Fiscal Series 2004B, 5.250%, 8/01/15	8/14 at 100.00	A	905,223

750	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	A	819,533

	Tax Obligation/Limited - 22.4% (15.6% of Total Investments)

1,000	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.250%, 11/01/21	11/13 at 100.00	AAA	1,096,800

1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series	No Opt. Call	AA-	1,160,830
	2002A, 5.750%, 1/01/17

1,750	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A, 5.250%,	11/12 at 100.00	AAA	1,891,610
	11/15/25 - FSA Insured

560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%,	1/13 at 102.00	BBB	578,710
	1/01/34

1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	2/13 at 100.00	AA+	1,048,380
	2003E, 5.000%, 2/01/23

1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series 2003A,	3/14 at 100.00	AA-	1,063,240
	5.000%, 3/15/21

	New York State Municipal Bond Bank Agency, Buffalo, Special Program Revenue Bonds, Series 2001A:
1,070	5.250%, 5/15/23 - AMBAC Insured	5/11 at 100.00	AAA	1,158,222
1,125	5.250%, 5/15/24 - AMBAC Insured	5/11 at 100.00	AAA	1,210,297

	New York State Dormitory Authority, Service Contract Bonds, Child Care Facilities
	Development Program, Series 2002:
1,905	5.375%, 4/01/17	4/12 at 100.00	AA-	2,063,953
1,000	5.375%, 4/01/19	4/12 at 100.00	AA-	1,078,880

400	New York State Dormitory Authority, Revenue Bonds, State Personal Income Tax, Series	3/13 at 100.00	AA	436,516
	2003A, 5.375%, 3/15/22

	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,140	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	1,202,677
835	5.000%, 10/15/26 - MBIA Insured	10/14 at 100.00	AAA	876,140

2,100	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/13 at 100.00	AAA	2,261,070
	Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/22 - AMBAC Insured

1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/13 at 100.00	AA-	1,096,160
	Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

	United Nations Development Corporation, New York, Senior Lien Revenue Bonds, Series 2004A:
250	5.250%, 7/01/23	1/08 at 100.00	A3	263,925
250	5.250%, 7/01/24	1/08 at 100.00	A3	263,925

2,250	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund Loan	10/08 at 101.00	BBB	2,341,373
	Notes, Series 1998A, 5.500%, 10/01/22

1,500	Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development Properties -	2/11 at 100.00	BBB-	1,639,530
	Yonkers Inc. Project, Series 2001A, 6.250%, 2/01/16

	Transportation - 13.3% (9.2% of Total Investments)

2,000	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/20	7/11 at 101.00	BBB+	2,151,140

1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British	12/12 at 101.00	Ba2	1,038,570
	Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)

1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	CCC	817,760
	Airport - American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)

3,400	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International	4/09 at 101.00	AAA	3,600,872
	Airport, Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

2,195	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twentieth Series	10/07 at 101.00	AAA	2,310,808
	2000, 5.500%, 10/15/35 (Alternative Minimum Tax) - MBIA Insured

2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds, Series	11/12 at 100.00	AA-	2,643,925
	2002B, 5.000%, 11/15/21

780	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	No Opt. Call	AAA	912,943
	Refunding Bonds, Series 2002E, 5.500%, 11/15/20 - MBIA Insured

	U.S. Guaranteed *** - 21.1% (14.7% of Total Investments)

2,750	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A, 5.000%,	10/14 at 100.00	AAA	3,086,903
	4/01/29 (Pre-refunded to 10/01/14) - FSA Insured

1,670	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2000A,	11/10 at 100.00	AAA	1,895,016
	5.375%, 11/15/17 (Pre-refunded to 11/15/10) - MBIA Insured

5,000	New York State Dormitory Authority, Third General Resolution Consolidated Revenue Bonds,	1/08 at 102.00	AAA	5,540,450
	City University System, Series 1997-1, 5.375%, 7/01/24 (Pre-refunded to 1/01/08) - FSA Insured

4,205	New York State Urban Development Corporation, Correctional Facilities Service Contract Revenue	1/11 at 100.00	AAA	4,710,693
	Bonds, Series 2000C, 5.125%, 1/01/21 (Pre-refunded to 1/01/11) - FSA Insured

2,500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State	3/12 at 100.00	AA***	2,812,525
	Facilities and Equipment, Series 2002A, 5.125%, 3/15/27 (Pre-refunded to 3/15/12)

3,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1996B,	1/11 at 100.00	AAA	3,373,080
	5.200%, 1/01/22 (Pre-refunded to 1/01/11)

	Utilities - 18.1% (12.5% of Total Investments)

5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	5,338,750
	5.250%, 12/01/26 - AMBAC Insured

1,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000L,	5/11 at 100.00	A-	1,560,225
	5.375%, 5/01/33

1,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C,	9/13 at 100.00	AAA	1,634,325
	5.000%, 9/01/15 - CIFG Insured

2,000	New York City Industrial Development Agency, New York, Revenue Bonds, Brooklyn Navy Yard	10/08 at 102.00	BBB-	1,895,360
	Cogeneration Partners LP, Series 1997, 5.750%, 10/01/36 (Alternative Minimum Tax)

2,000	New York State Power Authority, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2	2,085,040

450	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa1	488,318
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Alternative
	Minimum Tax) (Mandatory put 11/15/12)

2,000	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa1	2,147,380
	Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001D, 5.550%, 11/15/24
	(Mandatory put 11/15/15)

	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration
	Partners Facility, Series 1998:
1,250	5.300%, 1/01/13 (Alternative Minimum Tax)	1/09 at 101.00	N/R	1,226,875
2,000	5.500%, 1/01/23 (Alternative Minimum Tax)	1/09 at 101.00	N/R	1,930,260

	Water and Sewer - 8.6% (6.0% of Total Investments)

6,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/10 at 101.00	AA+	6,487,560
	Fiscal Series 2001A, 5.500%, 6/15/33

1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/11 at 101.00	AA+	1,116,500
	Fiscal Series 2001D, 5.500%, 6/15/17

1,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving	11/12 at 100.00	AAA	1,101,030
	Funds Revenue Bonds, Pooled Loan Issue, Series 2002F, 5.250%, 11/15/17

$137,055	Total Long-Term Investments (cost $137,966,669) - 144.5%			146,180,295

	Other Assets Less Liabilities - 2.0%			1,949,229

	Preferred Shares, at Liquidation Value - (46.5)%			(47,000,000)

	Net Assets Applicable to Common Shares - 100%			$101,129,524

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest. Such securities are normally considered
	to be equivalent to AAA rated securities.
N/R	Investment is not rated.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At December 31, 2004, the cost of investments was $137,914,359.

	Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2004, were as
	follows:

	Gross unrealized:
	Appreciation	$8,519,693
	Depreciation	(253,757)

	Net unrealized appreciation of investments	$8,265,936

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         02/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         02/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         02/28/05

* Print the name and title of each signing officer under his or her signature.